Intangible Assets - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Discount rates	13.60%
Increase in discount rate	15.30%
Intangible assets	$ 81,749	$ 95,568	$ 108,116
Percentage of rise in increase in discount rate	1.70%
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Estimated recoverable amount	$ 2,800,000	$ 2,500,000
Percentage of growth rate	4.90%	4.50%
Discount rates	13.60%	13.80%
Intangible assets	$ 20,380	$ 20,380	$ 20,380
Capitalised development expenditure [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	$ 11,200	10,800
Amortization expense		2,500
Capitalised development expenditure [member] | Covid 19 [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment loss		$ 1,000